JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)

LONG POSITIONS - 99.7%

COMMON STOCKS - 87.8%

Aerospace & Defense - 1.0%
Howmet Aerospace, Inc.*	7		240
Northrop Grumman Corp.	1		346
Raytheon Technologies Corp.(a)	3		287
TransDigm Group, Inc.*	—	(b)	101

			974

Air Freight & Logistics - 0.6%
FedEx Corp.	1		338
United Parcel Service, Inc., Class B	1		259

			597

Airlines - 0.1%
American Airlines Group, Inc.*	2		49

Auto Components - 0.5%
Aptiv plc*	1		144
Lear Corp.	—	(b)	65
Magna International, Inc. (Canada)	3		241

			450

Automobiles - 0.1%
General Motors Co.*	1		47

Banks - 3.5%
Bank of America Corp.	10		390
SVB Financial Group*	2		902
Truist Financial Corp.	7		359
US Bancorp	2		126
Wells Fargo & Co.(a)	33		1,505

			3,282

Beverages - 0.9%
Coca-Cola Co. (The)	4		213
Constellation Brands, Inc., Class A	—	(b)	92
PepsiCo, Inc.	4		562

			867

Biotechnology - 3.4%
AbbVie, Inc.	8		973
Biogen, Inc.*	2		551
BioMarin Pharmaceutical, Inc.*	4		276
Neurocrine Biosciences, Inc.*	2		176
Regeneron Pharmaceuticals, Inc.*	1		609
Vertex Pharmaceuticals, Inc.*	3		581

			3,166

Building Products - 1.6%
Fortune Brands Home & Security, Inc.	1		129
Johnson Controls International plc	6		440
Trane Technologies plc	4		876

			1,445

Capital Markets - 1.9%
Ameriprise Financial, Inc.	—	(b)	56
Charles Schwab Corp. (The)	7		475
CME Group, Inc.	1		215
Morgan Stanley	5		461
State Street Corp.	4		338
T. Rowe Price Group, Inc.	1		214

			1,759

Chemicals - 4.0%
Air Products and Chemicals, Inc.(a)	1		224
Celanese Corp.	3		466
Corteva, Inc.	5		193
DuPont de Nemours, Inc.(a)	14		1,040
Eastman Chemical Co.(a)	6		672
Linde plc (United Kingdom)	2		527
PPG Industries, Inc.	4		628

			3,750

Consumer Finance - 0.9%
Capital One Financial Corp.	5		864

Diversified Financial Services - 0.2%
Voya Financial, Inc.	3		219

Electric Utilities - 1.6%
Duke Energy Corp.	3		287
Evergy, Inc.	11		746
FirstEnergy Corp.	8		295
Xcel Energy, Inc.(a)	3		185

			1,513

Electrical Equipment - 0.9%
AMETEK, Inc.	—	(b)	59
Eaton Corp. plc	5		756

			815

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	7		281

Energy Equipment & Services - 0.7%
Baker Hughes Co.	30		635

Entertainment - 2.1%
Electronic Arts, Inc.	6		859
Endeavor Group Holdings, Inc., Class A*	30		777
Netflix, Inc.*(a)	1		329

			1,965

Equity Real Estate Investment Trusts (REITs) - 3.7%
American Homes 4 Rent, Class A	6		260
Brixmor Property Group, Inc.	11		263
Camden Property Trust	2		349
Cousins Properties, Inc.	8		334
Equity LifeStyle Properties, Inc.	1		108
Host Hotels & Resorts, Inc.*	17		273
Invitation Homes, Inc.	11		437
Kimco Realty Corp.	23		495
Prologis, Inc.	2		277
Sun Communities, Inc.	—	(b)	87
UDR, Inc.	7		372
Ventas, Inc.	1		74
WP Carey, Inc.	1		88

			3,417

Food Products - 0.6%
Hershey Co. (The)	1		240
Mondelez International, Inc., Class A	5		296

			536

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	2		250
Becton Dickinson and Co.	1		222
Boston Scientific Corp.*	10		434
Danaher Corp.	2		555
Medtronic plc	5		675

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Teleflex, Inc.	—	(b)	170
Zimmer Biomet Holdings, Inc.	3		519

			2,825

Health Care Providers & Services - 2.2%
Centene Corp.*	8		540
Cigna Corp.(a)	2		531
CVS Health Corp.	7		548
UnitedHealth Group, Inc.(a)	1		405

			2,024

Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.*	—	(b)	370
Hilton Worldwide Holdings, Inc.*	1		76
Las Vegas Sands Corp.*	2		102
McDonald’s Corp.	3		769
Yum! Brands, Inc.(a)	6		727

			2,044

Household Durables - 0.7%
KB Home	7		283
Mohawk Industries, Inc.*	—	(b)	74
Toll Brothers, Inc.	5		284

			641

Household Products - 0.2%
Kimberly-Clark Corp.	—	(b)	31
Procter & Gamble Co. (The)	1		167

			198

Industrial Conglomerates - 0.1%
Roper Technologies, Inc.	—	(b)	49

Insurance - 1.4%
Arthur J Gallagher & Co.	1		158
Chubb Ltd.	1		186
Hartford Financial Services Group, Inc. (The)	1		52
Lincoln National Corp.	1		64
Marsh & McLennan Cos., Inc.	1		88
Progressive Corp. (The)	1		70
Prudential Financial, Inc.	1		114
RenaissanceRe Holdings Ltd. (Bermuda)	—	(b)	62
Ryan Specialty Group Holdings, Inc., Class A*	17		488

			1,282

Interactive Media & Services - 3.5%
Alphabet, Inc., Class A*	—	(b)	226
Alphabet, Inc., Class C*(a)	—	(b)	1,001
Facebook, Inc., Class A*(a)	3		1,238
Pinterest, Inc., Class A*	1		65
ZoomInfo Technologies, Inc., Class A*	13		681

			3,211

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*	—	(b)	1,577
DoorDash, Inc., Class A*	1		150

			1,727

IT Services - 4.7%
Affirm Holdings, Inc.*	3		185
Fiserv, Inc.*	2		196
FleetCor Technologies, Inc.*	2		489
Mastercard, Inc., Class A	5		1,982
Shopify, Inc., Class A (Canada)*	1		1,099
WEX, Inc.*	2		425

			4,376

Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	1		212
Thermo Fisher Scientific, Inc.	1		587

			799

Machinery - 5.1%
Deere & Co.(a)	3		1,074
Dover Corp.	6		1,026
Ingersoll Rand, Inc.*	23		1,111
Parker-Hannifin Corp.(a)	2		506
Stanley Black & Decker, Inc.	6		1,095

			4,812

Media - 2.4%
Charter Communications, Inc., Class A*	1		580
Comcast Corp., Class A	11		636
Fox Corp., Class A	14		487
Liberty Media Corp.-Liberty SiriusXM, Class A*	12		565

			2,268

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	11		412

Multiline Retail - 0.3%
Dollar General Corp.	1		156
Dollar Tree, Inc.*	1		91

			247

Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	33		837
Sempra Energy	2		274
WEC Energy Group, Inc.	5		471

			1,582

Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	21		328
Cheniere Energy, Inc.*	6		480
Cimarex Energy Co.	6		418
ConocoPhillips	12		678
Diamondback Energy, Inc.(a)	25		1,934
EOG Resources, Inc.	2		154
Phillips 66	3		199
Pioneer Natural Resources Co.(a)	7		1,019
TC Energy Corp. (Canada)	8		369

			5,579

Personal Products - 0.9%
Estee Lauder Cos., Inc. (The), Class A	2		820

Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.	9		610
Eli Lilly & Co.	2		577
Organon & Co.*	2		70

			1,257

Professional Services - 1.5%
Booz Allen Hamilton Holding Corp.	3		271
IHS Markit Ltd.	3		367
Leidos Holdings, Inc.(a)	7		719

			1,357

Road & Rail - 4.2%
Canadian Pacific Railway Ltd. (Canada)	4		281
CSX Corp.	14		458
Lyft, Inc., Class A*	27		1,502
Norfolk Southern Corp.(a)	4		919
Old Dominion Freight Line, Inc.	1		348

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Uber Technologies, Inc.*(a)	3	131
Union Pacific Corp.	1	261

		3,900

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc.*(a)	7	787
Analog Devices, Inc.	3	486
Lam Research Corp.(a)	1	386
Micron Technology, Inc.*	8	658
NXP Semiconductors NV (China)	5	1,132
ON Semiconductor Corp.*	6	242
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1	96
Texas Instruments, Inc.	2	300

		4,087

Software - 2.9%
Ceridian HCM Holding, Inc.*	9	916
Intuit, Inc.(a)	1	694
Microsoft Corp.(a)	3	805
Workday, Inc., Class A*	1	326

		2,741

Specialty Retail - 3.6%
AutoZone, Inc.*	— (b)	669
Best Buy Co., Inc.	1	96
Burlington Stores, Inc.*	1	313
Home Depot, Inc. (The)	1	181
Lowe’s Cos., Inc.	5	953
O’Reilly Automotive, Inc.*(a)	2	1,040
Ross Stores, Inc.	— (b)	24
TJX Cos., Inc. (The)	— (b)	33

		3,309

Technology Hardware, Storage & Peripherals - 2.3%
Hewlett Packard Enterprise Co.	67	973
Seagate Technology Holdings plc	13	1,153

		2,126

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	1	117
NIKE, Inc., Class B	4	729

		846

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.*	4	508

TOTAL COMMON STOCKS (Cost $55,739)		81,658

SHORT-TERM INVESTMENTS - 11.9%

INVESTMENT COMPANIES - 11.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(c)(d)(Cost $11,022)	11,019	11,025

TOTAL LONG POSITIONS (Cost $66,761)		92,683

SHORT POSITIONS - (77.3)%
COMMON STOCKS - (77.3)%
Aerospace & Defense - (1.7)%
Boeing Co. (The)*	(2)	(383)
Hexcel Corp.*	(6)	(306)
Huntington Ingalls Industries, Inc.	(2)	(490)
L3Harris Technologies, Inc.	(1)	(126)
Lockheed Martin Corp.	— (b)	(33)
Textron, Inc.	(3)	(225)

		(1,563)

Air Freight & Logistics - (0.7)%
CH Robinson Worldwide, Inc.	(2)	(223)
Expeditors International of Washington, Inc.	(3)	(416)

		(639)

Airlines - 0.0%(e)
United Airlines Holdings, Inc.*	(1)	(44)

Auto Components - (0.4)%
Autoliv, Inc. (Sweden)	(4)	(381)

Automobiles - (0.2)%
Ford Motor Co.*	(5)	(72)
Harley-Davidson, Inc.	(2)	(76)

		(148)

Banks - (2.6)%
Associated Banc-Corp.	(3)	(60)
Citizens Financial Group, Inc.	(16)	(694)
First Republic Bank	(2)	(421)
Huntington Bancshares, Inc.	(47)	(663)
KeyCorp	(12)	(243)
PNC Financial Services Group, Inc. (The)	(2)	(303)

		(2,384)

Beverages - (0.1)%
Brown-Forman Corp., Class B	(1)	(59)

Biotechnology - (2.7)%
Amgen, Inc.	(4)	(1,059)
Gilead Sciences, Inc.	(14)	(947)
Moderna, Inc.*	(1)	(489)

		(2,495)

Building Products - (0.3)%
Lennox International, Inc.	(1)	(184)
Masco Corp.	(1)	(62)

		(246)

Capital Markets - (4.3)%
BlackRock, Inc.	(1)	(748)
Franklin Resources, Inc.	(13)	(375)
Goldman Sachs Group, Inc. (The)	(2)	(622)
Moody’s Corp.	(2)	(891)
MSCI, Inc.	(2)	(924)
Northern Trust Corp.	(4)	(482)

		(4,042)

Chemicals - (1.0)%
Albemarle Corp.	— (b)	(63)
Dow, Inc.	(7)	(424)
Ecolab, Inc.	— (b)	(84)
LyondellBasell Industries NV, Class A	(1)	(85)
RPM International, Inc.	(3)	(260)

		(916)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Commercial Services & Supplies - (0.6)%
Republic Services, Inc.	(5)	(542)

Communications Equipment - (0.6)%
Cisco Systems, Inc.	(10)	(573)

Construction Materials - (0.1)%
Martin Marietta Materials, Inc.	— (b)	(95)
Vulcan Materials Co.	— (b)	(37)

		(132)

Consumer Finance - (0.8)%
American Express Co.	(1)	(138)
Discover Financial Services	(5)	(586)

		(724)

Containers & Packaging - (2.6)%
AptarGroup, Inc.	(2)	(202)
Ball Corp.	(4)	(361)
International Paper Co.	(10)	(552)
Packaging Corp. of America	(1)	(85)
Sealed Air Corp.	(2)	(116)
Silgan Holdings, Inc.	(15)	(590)
Sonoco Products Co.	(8)	(506)

		(2,412)

Diversified Telecommunication Services - (2.2)%
AT&T, Inc.	(33)	(913)
Lumen Technologies, Inc.	(44)	(552)
Verizon Communications, Inc.	(10)	(542)

		(2,007)

Electric Utilities - (2.2)%
American Electric Power Co., Inc.	(11)	(951)
Pinnacle West Capital Corp.	(3)	(288)
Southern Co. (The)	(13)	(807)

		(2,046)

Electrical Equipment - (1.8)%
Acuity Brands, Inc.	(5)	(849)
Hubbell, Inc.	(2)	(353)
Rockwell Automation, Inc.	— (b)	(109)
Sensata Technologies Holding plc*	(7)	(398)

		(1,709)

Electronic Equipment, Instruments & Components - (0.2)%
Cognex Corp.	(2)	(204)

Energy Equipment & Services - (1.2)%
Halliburton Co.	(39)	(810)
Schlumberger NV	(11)	(306)

		(1,116)

Entertainment - (3.2)%
AMC Entertainment Holdings, Inc., Class A*	(20)	(730)
Spotify Technology SA*	(2)	(375)
Take-Two Interactive Software, Inc.*	(10)	(1,772)
Walt Disney Co. (The)*	(1)	(92)

		(2,969)

Equity Real Estate Investment Trusts (REITs) - (3.8)%
AvalonBay Communities, Inc.	(1)	(283)
Duke Realty Corp.	(5)	(266)
Equity Residential	(5)	(398)
Iron Mountain, Inc.	(20)	(863)
National Retail Properties, Inc.	(12)	(583)
Simon Property Group, Inc.	(6)	(786)
SL Green Realty Corp.	(3)	(228)
Vornado Realty Trust	(2)	(102)

		(3,509)

Food & Staples Retailing - (4.9)%
Costco Wholesale Corp.	— (b)	(179)
Kroger Co. (The)	(51)	(2,067)
Walgreens Boots Alliance, Inc.	(18)	(836)
Walmart, Inc.	(10)	(1,441)

		(4,523)

Food Products - (1.7)%
Campbell Soup Co.	(8)	(353)
Conagra Brands, Inc.	(8)	(279)
General Mills, Inc.	(5)	(306)
Kellogg Co.	(10)	(624)

		(1,562)

Gas Utilities - (0.3)%
National Fuel Gas Co.	(6)	(291)

Health Care Equipment & Supplies - (1.7)%
Baxter International, Inc.	(8)	(652)
Stryker Corp.	(3)	(934)

		(1,586)

Health Care Providers & Services - (0.5)%
Henry Schein, Inc.*	(5)	(421)

Health Care Technology - (0.5)%
Cerner Corp.	(5)	(420)

Hotels, Restaurants & Leisure - (0.5)%
Starbucks Corp.	(4)	(447)

Household Durables - (0.4)%
NVR, Inc.*	— (b)	(141)
PulteGroup, Inc.	(4)	(211)

		(352)

Household Products - (1.4)%
Clorox Co. (The)	(6)	(1,006)
Colgate-Palmolive Co.	(4)	(301)

		(1,307)

Industrial Conglomerates - (2.5)%
3M Co.	(6)	(1,277)
General Electric Co.	(83)	(1,075)

		(2,352)

Insurance - (1.5)%
Aflac, Inc.	(3)	(147)
Allstate Corp. (The)	(4)	(540)
Aon plc, Class A	— (b)	(74)
Axis Capital Holdings Ltd.	(2)	(110)
Globe Life, Inc.	(1)	(83)
MetLife, Inc.	(2)	(97)
Travelers Cos., Inc. (The)	(2)	(323)

		(1,374)

Internet & Direct Marketing Retail - (0.5)%
eBay, Inc.	(6)	(438)

IT Services - (3.8)%
Automatic Data Processing, Inc.	(1)	(240)
Cognizant Technology Solutions Corp., Class A	(3)	(245)
DXC Technology Co.*	(4)	(162)
EPAM Systems, Inc.*	— (b)	(112)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Fidelity National Information Services, Inc.	(1)	(103)
Global Payments, Inc.	(1)	(167)
Infosys Ltd., ADR (India)	(19)	(414)
Paychex, Inc.	(5)	(585)
PayPal Holdings, Inc.*	(1)	(281)
Snowflake, Inc., Class A*	(2)	(510)
Western Union Co. (The)	(32)	(734)

		(3,553)

Life Sciences Tools & Services - (1.4)%
Agilent Technologies, Inc.	(5)	(782)
Waters Corp.*	(1)	(527)

		(1,309)

Machinery - (1.8)%
Caterpillar, Inc.	(3)	(672)
Illinois Tool Works, Inc.	(3)	(695)
PACCAR, Inc.	(4)	(337)

		(1,704)

Media - (3.6)%
Interpublic Group of Cos., Inc. (The)	(39)	(1,365)
Omnicom Group, Inc.	(13)	(911)
Sirius XM Holdings, Inc.	(36)	(234)
ViacomCBS, Inc.	(20)	(832)

		(3,342)

Multiline Retail - (0.9)%
Macy’s, Inc.*	(38)	(653)
Nordstrom, Inc.*	(5)	(174)

		(827)

Multi-Utilities - (1.2)%
Consolidated Edison, Inc.	(12)	(898)
Dominion Energy, Inc.	(3)	(231)

		(1,129)

Oil, Gas & Consumable Fuels - (4.7)%
APA Corp.	(2)	(46)
Devon Energy Corp.	(22)	(560)
Enbridge, Inc. (Canada)	(24)	(945)
Exxon Mobil Corp.	(21)	(1,201)
Hess Corp.	(10)	(733)
HollyFrontier Corp.	(6)	(178)
Kinder Morgan, Inc.	(16)	(280)
Marathon Oil Corp.	(35)	(404)

		(4,347)

Personal Products - (0.1)%
Coty, Inc., Class A*	(13)	(115)

Pharmaceuticals - (1.4)%
Johnson & Johnson	(3)	(526)
Pfizer, Inc.	(19)	(814)

		(1,340)

Professional Services - (0.2)%
TransUnion	(1)	(159)

Road & Rail - (1.3)%
Canadian National Railway Co. (Canada)	(3)	(319)
Heartland Express, Inc.	(16)	(274)
JB Hunt Transport Services, Inc.	(1)	(206)
Werner Enterprises, Inc.	(9)	(389)

		(1,188)

Semiconductors & Semiconductor Equipment - (3.4)%
Broadcom, Inc.	(1)	(546)
Intel Corp.	(32)	(1,701)
QUALCOMM, Inc.	(6)	(959)

		(3,206)

Software - (0.8)%
Adobe, Inc.*	— (b)	(109)
Citrix Systems, Inc.	(2)	(167)
Palantir Technologies, Inc., Class A*	(16)	(347)
VMware, Inc., Class A*	(1)	(137)

		(760)

Specialty Retail - (0.2)%
Ulta Beauty, Inc.*	— (b)	(52)
Williams-Sonoma, Inc.	(1)	(163)

		(215)

Technology Hardware, Storage & Peripherals - (2.2)%
Apple, Inc.	(2)	(304)
HP, Inc.	(28)	(815)
NetApp, Inc.	(5)	(395)
Western Digital Corp.*	(7)	(473)
Xerox Holdings Corp.	(4)	(95)

		(2,082)

Textiles, Apparel & Luxury Goods - (0.1)%
VF Corp.	(1)	(110)

Trading Companies & Distributors - (0.3)%
Fastenal Co.	(6)	(301)

Water Utilities - (0.2)%
Essential Utilities, Inc.	(4)	(186)

TOTAL COMMON STOCKS (Proceeds $(66,330))		(71,806)

TOTAL SHORT POSITIONS (Proceeds $(66,330))		(71,806)

Total Investments - 22.4% (Cost $431)		20,877
Other Assets Less Liabilities - 77.6%		72,059

Net Assets - 100.0%		92,936

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Abbreviations
ADR	American Depositary Receipt

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $14,456.
(b)	Amount rounds to less than one thousand.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
(e)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(5)	09/2021	USD	(1,097)	(3)

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$92,683	$–	$–	$92,683

Total Liabilities for Securities Sold Short(a)	$(71,806)	$–	$–	$(71,806)

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(3)	$–	$–	$(3)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$23,773	$102,722	$115,469	$2	$(3)	$11,025	11,019	$6	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.